OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Detail of Other Current Liabilities

The following table provides detail of the Company’s other current liabilities at December 31, 2013 and 2012:

	December 31,
	2013	2012
	(In millions)
Accrued operating expenses	$190	$211
Accrued exploration and development	1,582	1,792
Accrued compensation and benefits	242	198
Accrued interest	161	160
Accrued income taxes	248	297
Accrued U.K. Petroleum Revenue Tax	9	53
Other	179	149

Total Other current liabilities	$2,611	$2,860